SHAREHOLDERS EQUITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Other Assets			$ 343,678
Acquisition Costs			597,320
Asset Acquisitions			41,154,986
Super Voting Shares [Member]
Shares issued and outstanding, Beginning of the period	815,295	1,630,590
Cancellation of Super Voting Shares	(815,295)	(815,295)
Bought Deal Equity Financing			0
At-the-Market Equity Financing Program		$ 0	0
Shares Issued to Settle Debt and Accrued Interest		$ 0	$ 0
Shares Issued to Settle Accounts Payable and Liabilities	0	0
Redemption of MedMen Corp Redemable Shares	0	0	0
Redemption of LLC Redeemable Units		$ 0	$ 0
Other Assets		0	0
Acquisition Costs		0	0
Acquisition of Non-Controlling Interest		0	0
Business Acquisitions		0	0
Asset Acquisitions		$ 0	$ 0
Shares Issued for Vested Restricted Stock Units	0	0	0
Shares Issued for Acquisition Costs	0	0
Stock Grant for Compensation	0	0	0
Exercise of Warrants		$ 0	$ 0
Shares issued and outstanding, End of the period	0	815,295	1,630,590
Debt Issuance Costs			$ 0
Shares issued for cash		0
Shares Issued to Settle Contingent Consideration		0
Subordinate Voting Shares [Member]
Shares issued and outstanding, Beginning of the period	403,907,218	173,010,922
Cancellation of Super Voting Shares	0	0
Bought Deal Equity Financing			29,321,818
At-the-Market Equity Financing Program		$ 9,789,300	5,168,500
Shares Issued to Settle Debt and Accrued Interest	$ 6,801,790		$ 632,130
Shares Issued to Settle Accounts Payable and Liabilities	7,205,754	24,116,461
Redemption of MedMen Corp Redemable Shares	88,945,434	83,119,182	58,095,821
Redemption of LLC Redeemable Units		$ 329,548	$ 5,566,993
Other Assets		13,479,589	919,711
Acquisition Costs			159,435
Acquisition of Non-Controlling Interest			9,736,870
Business Acquisitions		5,112,263	10,875,929
Asset Acquisitions		$ 7,373,034	$ 1,658,884
Shares Issued for Vested Restricted Stock Units	7,173,256		333,479
Shares Issued for Acquisition Costs	2,082,890	765,876
Stock Grant for Compensation	3,001,282	4,675,017	2,634,235
Exercise of Warrants			$ 0
Shares issued and outstanding, End of the period	512,315,834	403,907,218	173,010,922
Debt Issuance Costs			$ 2,691,141
Shares issued for cash		61,596,792
Shares Issued to Settle Contingent Consideration		13,737,444
MM Enterprises USA Common Units [Member]
Shares issued and outstanding, Beginning of the period	725,016	725,016
Cancellation of Super Voting Shares	0
Bought Deal Equity Financing			0
At-the-Market Equity Financing Program		$ 0	0
Shares Issued to Settle Debt and Accrued Interest		0	$ 0
Shares Issued to Settle Accounts Payable and Liabilities	0
Redemption of MedMen Corp Redemable Shares	0		0
Redemption of LLC Redeemable Units		0	$ (9,841,559)
Other Assets		0	0
Acquisition Costs		0	0
Acquisition of Non-Controlling Interest		0	0
Business Acquisitions		0	0
Asset Acquisitions		$ 0	$ 8,996,511
Shares Issued for Vested Restricted Stock Units	0		0
Shares Issued for Acquisition Costs	0
Stock Grant for Compensation	0		0
Exercise of Warrants			$ 0
Shares issued and outstanding, End of the period	725,016	725,016	725,016
MM CAN USA Class B Reedemable Units [Member]
Shares issued and outstanding, Beginning of the period	236,123,851	319,193,215
Cancellation of Super Voting Shares	0	0
Bought Deal Equity Financing			$ 0
At-the-Market Equity Financing Program		$ 0	0
Shares Issued to Settle Debt and Accrued Interest		$ 0	$ 3,932,415
Shares Issued to Settle Accounts Payable and Liabilities	0
Redemption of MedMen Corp Redemable Shares	(88,945,434)	(83,119,182)	(58,095,821)
Redemption of LLC Redeemable Units		$ 0	$ 4,274,566
Other Assets		0	72,464
Acquisition Costs		0	169,487
Acquisition of Non-Controlling Interest		0	0
Business Acquisitions		0	0
Asset Acquisitions		$ 0	$ 0
Shares Issued for Vested Restricted Stock Units	0		0
Shares Issued for Acquisition Costs	0
Stock Grant for Compensation	0	49,818
Exercise of Warrants			$ 2,878,770
Shares issued and outstanding, End of the period	147,178,417	236,123,851	319,193,215
Debt Issuance Costs			$ 0